Future Purchase consideration	12 Months Ended
Dec. 31, 2021
Future Purchase Consideration [Abstract]
FUTURE PURCHASE CONSIDERATION
17.	FUTURE PURCHASE CONSIDERATION

	2021	2020
Balance, beginning of the period	$-	$-
ClearRF future purchase consideration	350,000	-
Balance, end of the period	$350,000	$-

Classification:
Short-term (payable within one year)	$350,000	-
Long-term	-	-

The future purchase consideration arose on the acquisition of ClearRF as outlined in Not
e
 4.

On March 31, 2022, the Company is required to pay $155,015 in cash and to issue common shares of the Company valued at $194,985.

At each reporting period, management updates estimate with respect to the probability of payment form and recognize changes in the estimated value of future purchase consideration in profit or loss.